Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	155	93.94%
Delinquency, No Missing Data	10	6.06%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	165	100.00%